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                        THE ADVISORS' INNER CIRCLE FUND

                          WHITE OAK GROWTH STOCK FUND

                         PIN OAK AGGRESSIVE STOCK FUND

               SUPPLEMENT DATED DECEMBER 22, 1995, TO PROSPECTUS

                            DATED FEBRUARY 28, 1995

  This Supplement provides new and additional information regarding the White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund (each a "Portfolio") beyond that contained in the prospectus and should be retained and read in conjunction with such prospectus.

  The minimum initial investment for each Portfolio is $2,000 and subsequent purchases must be at least $500.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE